Fair values of financial assets and liabilities - Schedule of Valuation Hierarchy for Financial Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	£ 3,085	£ 3,144
Customer deposits	465,207	451,794
Reverse repurchase agreements	43,962	44,143
Due to fellow Lloyds Banking Group undertakings	3,852	4,049
Debt securities in issue at amortised cost	52,132	45,281
Subordinated liabilities	8,020	7,211	£ 6,935
Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	0	0
Customer deposits	0	0
Reverse repurchase agreements	0	0
Due to fellow Lloyds Banking Group undertakings	0	0
Debt securities in issue at amortised cost	0	0
Subordinated liabilities	0	0
Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	3,085	3,144
Customer deposits	466,567	452,607
Reverse repurchase agreements	37,567	37,760
Due to fellow Lloyds Banking Group undertakings	3,852	4,049
Debt securities in issue at amortised cost	52,202	45,382
Subordinated liabilities	9,058	7,304
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	0	0
Customer deposits	0	0
Reverse repurchase agreements	0	0
Due to fellow Lloyds Banking Group undertakings	0	0
Debt securities in issue at amortised cost	0	0
Subordinated liabilities	0	0
Carrying value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	3,085	3,144
Customer deposits	465,207	451,794
Reverse repurchase agreements	37,567	37,760
Due to fellow Lloyds Banking Group undertakings	3,852	4,049
Debt securities in issue at amortised cost	52,132	45,281
Subordinated liabilities	8,020	7,211
Fair value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	3,085	3,144
Customer deposits	466,567	452,607
Reverse repurchase agreements	37,567	37,760
Due to fellow Lloyds Banking Group undertakings	3,852	4,049
Debt securities in issue at amortised cost	52,202	45,382
Subordinated liabilities	£ 9,058	£ 7,304